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                                                       '33 Act File No. 33-225
                                                       '40 Act File No. 811-405

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-4

                 REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933

                      Pre-Effective Amendment No. ____      [  ]

                     Post-Effective Amendment No. 20        [X]

                                  and/or

                REGISTRATION STATEMENT UNDER THE INVESTMENT
                           COMPANY ACT OF 1940

                            Amendment No. 19                [X]

                    (Check appropriate box or boxes.)

                 Fidelity Standard Life Separate Account
                       (Exact Name of Registrant)

                 Fidelity Standard Life Insurance Company
                          (Name of Depositor)

          300 Atlantic Street, Suite 302, Stamford, Conn. 06901
    (Address of Depositor's Principal Executive Offices) (Zip Code)

    Depositor's Telephone Number, including Area Code: (203) 324-6338

                           James F. Bronsdon
                             Vice President
                 Fidelity Standard Life Insurance Company
          300 Atlantic Street, Suite 302, Stamford, Conn. 06901
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

  x   immediately upon filing pursuant to paragraph (b) of Rule 485
------

______ on [date] pursuant to paragraph (b) of Rule 485
______ 60 days after filing pursuant to paragraph (a) of Rule 485
______ on [date] pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Pursuant to Rule 24f-2, the Registrant has elected to register an indefinite number of securities under the Securities Act of 1933. The most recent Rule 24f-2 Notice was filed on February 27, 1997.



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                   Fidelity Standard Life Separate Account

                          Cross Reference Sheet

Item number in Form N-4

PARTS A & B

Fidelity Standard Life Separate Account, the Registrant, no longer offers the variable annuity contract described in Registration Statement File No. 33-225 to the public. Based upon the precedent, circumstances and conditions set forth in Great-West Life and Annuity Insurance Company grant of the no-action (pub. avail. Oct. 23, 1990), the Registrant has ceased filing post-effective amendments and the delivery of updated prospectuses heretofore described in Registration Statement File No. 33-225.

The only purpose of this Post-Effective Amendment No. 20 to Form N-4 is to provide the "reasonableness" representation required by Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended by Section 205 of the National Securities Markets Improvement Act of 1996.

*The content of the previously filed Post-Effective Amendment No. 19
(May 1, 1996) to Registration Statement No. 33-225 is incorporated herein by reference pursuant to the letter dated November 7, 1996 from Susan Nash, Assistant Director, Office of Insurance Products of the Division of Investment Management, to all variable insurance product registrants.

PART C

Item 32.  Undertakings

Registrant hereby represents that the fees and charges deducted under the Contracts registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Standard Life Insurance Company.


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                                SIGNATURES

	As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant certifies that it meets the requirements of Securities Act
Rule 485 (b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on this 30th day of
July, 1997.

                                       FIDELITY STANDARD LIFE SEPARATE ACCOUNT
                                                   (Registrant)

                                 By:  FIDELITY STANDARD LIFE INSURANCE COMPANY
                                                     (Sponsor)



                                 By:	/s/ Ronald S. Scowby
                                     -----------------------------------
                                     Ronald S. Scowby, President & CEO

     As required by the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                    Title                               Date



/s/ Ronald S. Scowby         President/Director                  July 30, 1997
-------------------------
Ronald S. Scowby



/s/ Mitchell R. Katcher      Principal Financial                 July 30, 1997
-------------------------    and Accounting
Mitchell R. Katcher          Officer



                             Chairman, Director                  July 30, 1997
-------------------------
H. Louis Shill



/s/ Robin L. Marsden         Director                            July 30, 1997
-------------------------
Robin L. Marsden

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Signature                    Title                               Date



/s/ R. D. Starr              Director                            July 30, 1997
-------------------------
R. D. Starr



/s/ Paul C. Meyer            Director                            July 30, 1997
-------------------------
Paul C. Meyer